787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 23, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Legg Mason Partners Equity Trust

Post-Effective Amendment No. 409 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 409 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 409 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”) with respect to EnTrustPermal Alternative Core Fund (the “Fund”).

At a special meeting of shareholders of the Fund held on January 5, 2018, shareholders approved the proposals to approve (1) a change to the Fund’s fundamental investment restriction on concentration, (2) an amended and restated management agreement between the Trust, on behalf of the Fund, and Legg Mason Partners Fund Advisor, LLC, the Fund’s investment manager, and (3) an amended and restated subadvisory agreement between LMPFA and EnTrustPermal Partners Offshore LP, the Fund’s subadviser. The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act to reflect the approved proposals (e.g., changes to the Fund’s investment policies under which it no longer concentrates its assets in the mutual fund industry and corresponding changes to the Fund’s investment strategies and risks as well as to reflect changes to the management and subadvisory fees).

The disclosures in the summary sections of the Prospectus for the Fund other than those entitled “Fees and expenses of the fund,” “Management,” “Principal investment strategies,” and “Principal risks” and in the statutory section of the Prospectus other than those entitled “More on the fund’s investment strategies, investments and risks” and “More on fund management” are substantially identical to those sections in the Fund’s current prospectus, dated May 1, 2017, and to those of other funds managed by Legg Mason that have been reviewed by the Staff. Similarly, the disclosures in the Fund’s SAI are substantially identical to those in the Fund’s current SAI, dated May 1, 2017, and to those in the SAIs of other Legg Mason funds, except for changes to the sections captioned “Investment Objective and Management Policies,” “Investment Practices and Risk Factors,” “Investment Policies” and “Investment Management and Other Services” to reflect the changes to the Fund’s investment policies and strategies and corresponding risks

NEW YORK     WASHINGTON     HOUSTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

as well as to reflect changes to the management and subadvisory fees. Consequently, on behalf of the Trust, I hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on May 1, 2018 pursuant to Rule 485(a)(1) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC
Tara Gormel, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP
Neesa P. Sood, Willkie Farr & Gallagher LLP